Income tax (Details Narrative) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
UNITED ARAB EMIRATES
Corporate income tax rate	9.00%
Operating loss	$ 243,000		$ 160,000
Deferred tax assets valuation allowance	$ 22,000		$ 160,000
SINGAPORE
Corporate income tax rate	17.00%
Deferred tax assets other loss carryforwards	$ 544,000	$ 918,000
Deferred tax assets gross	$ 92,000	$ 156,000